Financial risk management objectives and policies - (Gains) Losses Reclassified from Other Comprehensive Income on Cash Flow Hedges to the Consolidated Financial Statements (Details) - Foreign exchange risk - CAD ($)
$ in Millions
12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of detailed information about hedges [line items]
Forward foreign exchange contracts designated as cash flow hedges recorded in revenue	$ 3.3	$ (0.2)	$ 6.5
Forward foreign exchange contracts designated as cash flow hedges recorded in selling, general and administrative expenses	(0.2)	1.0	(4.5)
Forward foreign exchange contracts designated as cash flow hedges recorded in inventory	$ (0.9)	$ 0.1	$ (1.0)